SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Growth Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 99.4%
	Automobiles & Components — 3.2%
	Auto Components — 3.2%
[a]	Fox Factory Holding Corp.	59,239	$ 5,404,374
[a]	Gentherm, Inc.	51,881	3,387,310
			8,791,684
	Capital Goods — 7.8%
	Building Products — 2.3%
	Zurn Elkay Water Solutions Corp.	296,306	6,266,872
	Construction & Engineering — 2.9%
[a]	WillScot Mobile Mini Holdings Corp.	173,359	7,830,626
	Machinery — 2.6%
[a]	Chart Industries, Inc.	61,625	7,101,049
			21,198,547
	Commercial & Professional Services — 8.4%
	Commercial Services & Supplies — 5.7%
[a]	Casella Waste Systems, Inc. Class A	136,420	10,819,470
	Tetra Tech, Inc.	31,081	4,512,651
	Professional Services — 2.7%
	Booz Allen Hamilton Holding Corp. Class A	70,726	7,392,281
			22,724,402
	Consumer Durables & Apparel — 3.4%
	Leisure Products — 1.9%
[a]	YETI Holdings, Inc.	124,496	5,142,930
	Textiles, Apparel & Luxury Goods — 1.5%
[a]	On Holding AG Class A	237,844	4,081,403
			9,224,333
	Diversified Financials — 0.5%
	Capital Markets — 0.5%
[a]	Open Lending Corp. Class A	215,446	1,454,261
			1,454,261
	Energy — 5.8%
	Energy Equipment & Services — 5.8%
	Cactus, Inc. Class A	155,950	7,838,047
[a]	TechnipFMC plc	645,455	7,868,096
			15,706,143
	Food & Staples Retailing — 1.4%
	Food & Staples Retailing — 1.4%
[a]	Grocery Outlet Holding Corp.	129,045	3,766,824
			3,766,824
	Food, Beverage & Tobacco — 6.5%
	Beverages — 2.3%
[a]	Celsius Holdings, Inc.	60,888	6,334,787
	Food Products — 4.2%
[a]	Freshpet, Inc.	105,527	5,568,660
[a]	Sovos Brands, Inc.	403,716	5,801,399
			17,704,846
	Health Care Equipment & Services — 9.9%
	Health Care Equipment & Supplies — 8.7%
[a]	AtriCure, Inc.	121,007	5,370,291
	CONMED Corp.	67,902	6,018,833
[a]	Heska Corp.	68,353	4,248,823
[a]	Shockwave Medical, Inc.	38,761	7,969,649
	Health Care Providers & Services — 1.2%
[a]	Option Care Health, Inc.	114,600	3,448,314
			27,055,910

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Growth Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Insurance — 3.0%
	Insurance — 3.0%
[a]	Ryan Specialty Holdings, Inc. Class A	196,527	$ 8,157,836
			8,157,836
	Materials — 1.5%
	Chemicals — 1.5%
[a]	Livent Corp.	211,821	4,208,883
			4,208,883
	Media & Entertainment — 2.3%
	Entertainment — 2.3%
[a]	Liberty Media Corp-Liberty Formula One Class C	105,940	6,333,093
			6,333,093
	Pharmaceuticals, Biotechnology & Life Sciences — 11.4%
	Biotechnology — 6.4%
[a]	Cytokinetics, Inc.	91,481	4,191,659
[a]	Horizon Therapeutics plc	47,973	5,459,327
[a]	IVERIC bio, Inc.	294,841	6,312,546
[a]	Prothena Corp. plc	24,274	1,462,509
	Life Sciences Tools & Services — 5.0%
[a]	Avantor, Inc.	348,158	7,342,653
[a]	Repligen Corp.	37,549	6,357,421
			31,126,115
	Retailing — 3.7%
	Distributors — 1.9%
	Pool Corp.	16,988	5,135,982
	Specialty Retail — 1.8%
[a]	Floor & Decor Holdings, Inc. Class A	71,264	4,962,112
			10,098,094
	Semiconductors & Semiconductor Equipment — 5.6%
	Semiconductors & Semiconductor Equipment — 5.6%
[a]	Ambarella, Inc.	67,106	5,518,126
	Entegris, Inc.	83,293	5,463,188
	Monolithic Power Systems, Inc.	11,919	4,214,678
			15,195,992
	Software & Services — 15.2%
	Information Technology Services — 3.7%
[a]	Endava plc Sponsored ADR	53,628	4,102,542
[a]	Shift4 Payments, Inc. Class A	106,816	5,974,219
	Software — 11.5%
[a]	Agilysys, Inc.	34,154	2,702,948
	Bentley Systems, Inc. Class B	241,751	8,935,117
[a]	Bill.com Holdings, Inc.	38,578	4,203,459
[a]	Black Knight, Inc.	92,443	5,708,355
[a]	CCC Intelligent Solutions Holdings, Inc.	512,536	4,459,063
[a]	Paycom Software, Inc.	17,030	5,284,579
			41,370,282
	Technology Hardware & Equipment — 7.3%
	Communications Equipment — 4.3%
[a]	Calix, Inc.	170,673	11,679,153
	Electronic Equipment, Instruments & Components — 3.0%
[a]	Teledyne Technologies, Inc.	20,415	8,164,163
			19,843,316
	Transportation — 2.5%
	Air Freight & Logistics — 1.1%
[a]	GXO Logistics, Inc.	69,607	2,971,523
	Road & Rail — 1.4%
[a]	Saia, Inc.	18,014	3,777,175

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Growth Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
			6,748,698
	Total Common Stock (Cost $298,979,933)		270,709,259
	Short-Term Investments — 0.5%
[b]	Thornburg Capital Management Fund	129,094	$ 1,290,937
	Total Short-Term Investments (Cost $1,290,937)		1,290,937
	Total Investments — 99.9% (Cost $300,270,870)		$272,000,196
	Other Assets Less Liabilities — 0.1%		143,209
	Net Assets — 100.0%		$272,143,405

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Growth Fund	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Small/Mid Cap Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Growth Fund	December 31, 2022 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/22	Dividend Income
Thornburg Capital Mgmt. Fund	$4,533,328	$21,803,292	$(25,045,683)	$-	$-	$1,290,937	$28,551